Shareholder Report, Average Annual Return (Details) 194702_Overlay Shares Municipal Bond ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Overlay Shares Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Overlay Shares Municipal Bond ETF NAV
Average Annual Return, Percent	6.99%	0.95%	2.43%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	0.77%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.46%